Warrant Liability (Details) - Schedule of fair value of the warrants issued	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Fair Value Of The Warrants Issued Abstract
Fair value - Warrants and pre-funded warrants	$ 2,288,327
Fair value - Waiver warrants	206,485
Total	$ 2,494,812